John Deere Owner Trust 2021				EXHIBIT 99.2
Statement to Certificateholders
(___)	(___)	(___)	(___)
$257,200,000 Class A-1 0.12399% Asset Backed Notes due March 15, 2022
$337,500,000 Class A-2 0.20% Asset Backed Notes due December 15, 2023
$337,500,000 Class A-3 0.36% Asset Backed Notes due September 15, 2025
$77,020,000 Class A-4 0.62% Asset Backed Notes due December 15, 2027
$25,887,476 Overcollateralization

Payment Date:				15-Nov-22

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$10,909,640.49
		per $1,000 original principal amount:		$32.32

	(c)	Class A-3 Notes:		$23,320,004.54
		per $1,000 original principal amount:		$69.10

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$34,229,645.03

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$1,818.27
			per $1,000 original principal amount:	$0.01

		(iii)	Class A-3 Notes:	$101,250.00
			per $1,000 original principal amount:	$0.30

		(iv)	Class A-4 Notes:	$39,793.67
			per $1,000 original principal amount:	$0.52

		(v)	Total:	$142,861.94

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$422,336,349.93

	(b)	Note Value at end of related Collection Period:		$417,087,471.06

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$25,887,476.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$314,179,995.46
		(ii)	A-3 Note Pool Factor:	0.9309037

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$77,020,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$380,501.51
		(i) per $1,000 original principal amount:	$0.36
	(b)	Amount of Servicing Fee earned:	$380,501.51
	(c)	Amount of Servicing Fee paid:	$380,501.51
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,093,835.74

(11)	(i)	Amount in Reserve Account:	$10,351,075.00
	(ii)	Specified Reserve Account Balance:	$10,351,075.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,172,976.84
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.75%

(13)	(i)	Aggregate amount of net losses for the collection period:	$33,873.00
	(ii)	Cumulative amount of net losses:	$365,084.07
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.03%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$429,844.19
		(ii) % of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%